Jones & Babson, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri   64108


                         March 13, 1996


Securities and Exchange Commission
450 5th Street N.W.
Washington, D. C.  20549


     Re:  Babson Enterprise Fund II, Inc.
               File No.  33-39321
               File No.  811-6252
               Post-Effective Amendment No. 7
               and Amendment No 8 to
               Registration Statement on Form N-1A
               -----------------------------------


Ladies & Gentlemen:

Enclosed herewith is Post-Effective Amendment No. 7 on Form N-1A pursuant to paragraph (b) of Rule 485.

The purpose of this filing is to update the prospectus and SAI with current financial information.

Thank you very much for your consideration in this matter.


                           Sincerely,


                          Jphn G. Dyer
                          John G. Dyer
                            Attorney
JGD:com
Encl.



               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.   ______                          [ ]

     Post-Effective Amendment No.    7      File No.  33-39321     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.     8                    File No.  811-6252     [X]

BABSON ENTERPRISE FUND II, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15, Kansas City, MO 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 471-5200

Larry D. Armel, President, BABSON ENTERPRISE FUND II, INC.
2440 Pershing Road, G-15, Kansas City, Missouri  64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering March 31, 1996

It is proposed that this filing become effective:

 X On March 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1996, by January 30, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Babson Enterprise Fund II, Inc.  Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone:  (816) 471-5200       Telephone:  (215) 564-8024

                  BABSON ENTERPRISE FUND II, INC.

                        CROSS REFERENCE SHEET

Form N-1A Item Number                          Location in Prospectus

Item 1.   Cover Page . . . . . . . . . . . . . Cover Page

Item 2.   Synopsis . . . . . . . . . . . . . . Not Applicable

Item 3.   Condensed Financial Information  . . Per Share Capital and
                                               Income Changes

Item 4.   General Description of Registrant. . Investment Objective
                                               and Portfolio
                                               Management Policy

Item 5.   Management of the Fund . . . . . . . Officers and Directors;
                                               Management and
                                               Investment Counsel

Item 6.   Capital Stock and Other Securities . How to Purchase Shares;
                                               How to Redeem Shares;
                                               How Share Price is
                                               Determined; General
                                               Information and
                                               History; Dividends,
                                               Distributions and
                                               their Taxation

Item 7.   Purchase of Securities . . . . . . . Cover Page; How to
               being Offered                   Purchase Shares;
                                               Shareholder Services

Item 8.   Redemption or Repurcdhase  . . . . . How to Redeem Shares

Item 9.   Pending Legal Proceedings  . . . . . Not Applicable

                  BABSON ENTERPRISE FUND II, INC.

                                               Location in Statement
                                               of Additional
Form N-1A Item Number                          Information

Item 10.  Cover Page . . . . . . . . . . . . . Cover Page

Item 11.  Table of Contents  . . . . . . . . . Cover Page

Item 12.  General Information and History  . . Investment Objectives
                                               and Policies;
                                               Management and
                                               Investment Counsel

Item 13.  Investment Objectives and Policies . Investment Objectives
                                               and Policies;
                                               Investment Restrictions

Item 14.  Management of the Fund . . . . . . . Management and
                                               Investment Counsel

Item 15.  Control Persons and Principal  . . . Management and
          Holders of Securities                Investment Counsel;
                                               Officers and Directors

Item 16.  Investment Advisory and other  . . . Management and
          Services                             Investment Counsel

Item 17.  Brokerage Allocation . . . . . . . . Portfolio Transactions

Item 18.  Capital Stock and Other Securities . General Information and
                                               History (Prospectus);
                                               Financial Statements

Item 19.  Purchase, Redemption and Pricing . . How Share Purchases
          of Securities Being Offered          are Handled; Redemption
                                               of Shares
                                               Financial Statements

Item 20.  Tax Status . . . . . . . . . . . . . Dividends,
                                               Distributions and their
                                               Taxation (Prospectus)

Item 21.  Underwriters . . . . . . . . . . . . How the Fund's Shares
                                               are Distributed

Item 22. Calculation of Yield Quotations . . Not Applicable of Money Market Fund

Item 23.  Financial Statements . . . . . . . . Financial Statements

PROSPECTUS

March 31, 1996


BABSON
ENTERPRISE
FUND II, INC.


Managed and Distributed By:
JONES & BABSON, INC.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Toll-Free 1-800-4-BABSON
(1-800-422-2766)
In the Kansas City area 471-5200

Investment Counsel:
DAVID L. BABSON & CO. INC.
Cambridge, Massachusetts


INVESTMENT OBJECTIVE

A no-load mutual fund that seeks long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies which at the time of purchase are considered by the Investment Adviser to be realistically valued in the smaller company sector of the market. The Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. There is no guarantee that the Fund's objective will be achieved. This Fund is not intended to be a complete investment program. (For a discussion of risk factors see page 6 of this prospectus.)


PURCHASE INFORMATION

Minimum Investment

Initial Purchase                                $  1,000
Initial IRA and Uniform Transfers (Gifts)
  to Minors Purchases                           $  250
Subsequent Purchase:
  By Mail                                       $  100
  By Telephone or Wire                          $  1,000
All Automatic Purchases                         $  100

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone numbers indicated.


ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
                                                        Page
Fund Expenses                                           3
Financial Highlights                                    4
Investment Objective and Portfolio Management Policy    5
Repurchase Agreements                                   5
Risk Factors                                            6
Investment Restrictions                                 6
Performance Measures                                    7
How to Purchase Shares                                  8
Initial Investments                                     8
Investments Subsequent to Initial Investment            9
Telephone Investment Service                            9
Automatic Monthly Investment Plan                       9
How to Redeem Shares                                    10
Systematic Redemption Plan                              12
How to Exchange Shares Between Babson Funds             12
How Share Price is Determined                           13
Officers and Directors                                  14
Management and Investment Counsel                       14
General Information and History                         15
Dividends, Distributions and Their Taxation             16
Shareholder Services                                    17
Shareholder Inquiries                                   18

BABSON ENTERPRISE FUND II, INC.
FUND EXPENSES

Shareholder Transaction Expenses

  Maximum sales load imposed on purchases       None
  Maximum sales load imposed on
    reinvested dividends                        None
  Deferred sales load                           None
  Redemption fee                                None
  Exchange fee                                  None


Annual Fund Operation Expenses
(as a percentage of average net assets)

  Management fees                               1.39%
  12b-1 fees                                    None
  Other expenses                                .06%
  Total Fund operating expenses                 1.45%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

        1 Year  3 Year  5 Year  10 Year
        $15     $46     $79     $174

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The expenses set forth above are for the fiscal year ended November 30, 1995.
The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


The following financial highlights for the period from August 5, 1991 (date of initial public offering) to November 30, 1991, and each of the four years in the period ended November 30, 1995 have been derived from audited financial statements of Babson Enterprise Fund II, Inc. Such information for the period ended November 30, 1991 and the four years in the period ended November 30, 1995 should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the November 30, 1995 Annual Report to Shareholders which is incorporated by reference in this prospectus.

                                                                        For Period From
                                                                        August 5, 1991
                                        1995    1994    1993    1992    to November 30, 1991*

Net asset value,
beginning of
period                                  $16.22  $16.92  $14.47  $12.07  $12.19

 Income from investment
 operations:

  Net investment
  income (loss)                         .053    .020    (.019)  (.020)  .052

  Net gains or losses on
  securities (both realized
  and unrealized)                       3.024   (.392)  2.501   2.455   (.172)

 Total from
 investment operations                  3.077   (.372)  2.482   2.435   (.120)

 Less distributions:

  Dividends from
  net investment
  income                                (.022)   ---     ---    (.035)   ---

  Distributions from
  capital gains                         (.085)  (.328)  (.032)   ---     ---

 Total Distributions                    (.107)  (.328)  (.032)  (.035)   ---

Net asset value,
end of period                           $19.19  $16.22  $16.92  $14.47  $12.07

Total Return                            19%     (2)%    17%     20%     (1)%

Ratios/Supplemental Data

Net assets, end of year
(in millions)                           $40     $36     $29     $11     $3

Ratio of expenses to
average net
assets                                  1.45%   1.50%   1.60%   1.83%   1.49%

Ratio of net investment
income (loss) to average
net assets                              .30%    .14%    (.14)%  (.11)%  .76%

Portfolio turnover
rate                                    15%     9%      18%     14%     13%

<F1>* The Fund was capitalized on April 17, 1991 with $366,705, representing 30,000 shares at a net asset value of $12.22 per share. Initial public offering was made on August 5, 1991, at which time net asset value was $12.19 per share. Ratios for this initial period of operation are annualized.

INVESTMENT OBJECTIVE AND
PORTFOLIO MANAGEMENT POLICY

Babson Enterprise Fund II's investment objective is to seek long-term growth of capital by investing principally in a diversified portfolio of common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the investment advisor to be realistically valued in the smaller company sector of the market. A stock will be considered to be realistically valued if it is trading at a price which the investment adviser believes is reasonable relative to its own past valuation history as well as compared to a large universe of stocks as selected by the investment adviser, based on one or more of the following comparisons:

  1.  price relative to earnings,

  2.  price relative to sales,

  3.  price relative to assets as measured by bookvalue.

The Fund is a diversified investment company and generally intends to invest at least 65% of its total assets in stocks of smaller companies with market capitalization of $250 million to $1 billion at the time of purchase and which are listed on a national or regional exchange or over-the-counter with prices quoted daily in the financial press. The Fund's management believes, however, that there may be times when the shareholders' interests are best served by investing temporarily in preferred stocks, bonds or other defensive issues. Normally, however, the Fund will maintain at least 80% of the portfolio in common stocks. There are no restrictions or guidelines regarding the investment of Fund assets in shares listed on an exchange or traded over-the-counter.

Smaller companies are typically in an early phase of their development. They are in or nearer the entrepreneur-ial stage than the institutionalized, professional management status of larger companies. Generally, smaller companies offer the possibility of more rapid sales and profit expansion - if they are successful - than larger, older and more mature businesses. At the same time, smaller, less-seasoned firms are generally subject to greater business risk. (See "Risk Factors.")

The Fund's investment objective and policy as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.


The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors
Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term growth of capital can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objectives. Under normal circumstances, it is anticipated that it will not exceed 100%. For the fiscal years ended November 30, 1995, 1994 and 1993, the total dollar amount of brokerage commissions paid by the Fund and the annual portfolio turnover rate were as follows:

                                Portfolio
Fiscal          Brokerage       Turnover
Period          Commissions     Rate

1995            $24,631         15%
1994		$29,972		9%
1993		$51,953		18%



REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the

Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.

The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the total assets of the Fund.


RISK FACTORS

The Fund is intended to be an investment vehicle for that part of an individual or institutional investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. The Fund is not de-signed to offer a complete or balanced investment program suitable for all investors.

While smaller companies generally have potential for rapid growth, they often involve higher risk because they may lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. While management cannot eliminate this risk, it will seek to minimize it by diversifying its investments among a broad list of companies.

In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securi-ties exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making larger sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. The Fund does not intend to invest in any security which, at the time of purchase, is not readily marketable.


Risk Factors
Applicable To
Repurchase Agreements

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management ac-knowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth under the caption "Investment Objective and Portfolio Management Policy," the Fund is subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or
(2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the pur-chase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments; and provided further that any borrowings shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions are set forth in the "Statement of Additional Information."


PERFORMANCE MEASURES

From time to time, the Fund may advertise its perfor-mance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance is included in the Fund's Annual Report to Shareholders which is available from the Fund upon request at no charge.

Total Return

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Russell 2000 Index, a small company stock index, or the Consumer Price Index. Performance information rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., Three Crown Center, 2440 Pershing Road, Suite G-15, Kansas City, MO 64108. For information call toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund.

The Fund may accept investments in kind of stocks on the Fund's buy list for purchase of the Fund's shares. Acceptance of such stocks will be at the discretion of the Manager and Investment Counsel based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire the stock at no more than the net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the Securities Act of 1933. Fund shares purchased in exchange for stocks are issued at net asset value.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.


INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($1,000 minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act in which case the minimum initial purchase is $250) payable to UMB Bank, n.a. Mail your application and check to:

Babson Enterprise Fund II, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Initial investments - By wire. You may purchase shares of the Fund by wiring funds ($1,000 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200 and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
  Kansas City, Missouri, ABA #101000695
For Babson Enterprise Fund II, Inc./
  AC=987036-6517
OBI=(Assigned Fund number and name in
    which registered.)


A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.


INVESTMENTS SUBSEQUENT
TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.

Checks should be mailed to the Fund at its address, but make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Babson Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.


TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.


AUTOMATIC MONTHLY
INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authoriza-tion form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.


HOW TO REDEEM SHARES


The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")


A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with the Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of the Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

  (1)	A written redemption request or stock assignment (stock
power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

  (2)	any outstanding stock certificates representing shares to be redeemed;


  (3)   signature guarantees as required (see Signature
Guarantees); and


  (4)	any additional documentation which the Fund may deem
necessary to insure a genuine redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity, such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.


Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund
at Three Crown Center, 2440 Pershing Road, Suite   G-15, Kansas
City, Missouri 64108. The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

The Fund will endeavor to transmit redemption pro-ceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.


Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.


Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined under Rule 17Ad-15 in the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.


Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.


The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Additional details are set forth in the "Statement of Additional Information."


Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after such shareholder account is mailed and notice of: (1) the Fund's intention to close the account,(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met.

Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. The Fund has elected to be governed by Rule 18f-1 under the Investment Com-pany Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the prospectus, and such valuation will be made as of the same time the redemption price is determined. Additional details are set forth in the "Statement of Additional Information."


SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager as-sumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.


HOW TO EXCHANGE SHARES
BETWEEN BABSON FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 30 days or more, and for which good payment has been received, for identically registered shares of any other Fund in the Babson Fund Group which is legally registered for sale in the state of residence of the investor, except Babson Enterprise Fund, Inc., provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged.

Effective at the close of business on January 31, 1992, the Directors of the Babson Enterprise Fund, Inc. took action to limit the offering of that Fund's shares. Babson Enterprise Fund, Inc. will not accept any new accounts, including IRAs and other retirement plans, until further notice, nor will Babson Enterprise Fund accept transfers from shareholders of other Babson Funds, who were not shareholders of record of Babson Enterprise Fund at the close of business on January 31, 1992.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Babson Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Fund or Portfolio in the Babson Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc. Any such exchange will be based on the respective net asset values of the shares involved. Any exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.


HOW SHARE PRICE IS DETERMINED

In order to determine the price at which new shares will be sold and at which issued shares presented for redemp-tion will be liquidated, the net asset value per share is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded.
Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The
Fund's manager and its officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "State-ment of Additional Information."


MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1991, and acts as its manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson,
Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and there-fore payable by the Fund, are taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the Securities and Exchange Commission and the Securities Departments of the various States, brokerage costs, dues, and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.


As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co. Inc. as its investment counsel to assist in the investment advisory function. David L. Babson & Co. Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of David L. Babson & Co. Inc. is included in the fee of Jones & Babson, Inc. The Management Agreement limits the liability of the manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. Peter C. Schliemann and Lance E. James have been the co-managers of Babson Enterprise Fund II since its inception in 1991. Mr. Schliemann joined David L. Babson & Co. in 1979 and has 27 years of investment management experience. Mr. James joined the Babson organization in 1986 and has 17 years of investment management experience.


As compensation for all the foregoing services, the Fund pays
Jones & Babson, Inc. a fee at the annual rate of 150/100 of one percent (1.50%) of the first $30 million and 1% of amounts in excess of $30 million of its average daily net assets.


The annual fee charged by Jones & Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund. Yet it compares favorably with these other advisers when all expenses to Fund shareholders are taken into account. Jones & Babson, Inc. pays David L. Babson & Co. Inc. a fee of 70/100 of one percent (.70%) of the first $30 million and 50/100 of 1% (.50%) of amounts in excess of $30 million of average daily total net assets, which is computed daily and paid semimonthly. The total expenses of the Fund for the fiscal year ended November 30, 1995 amounted to 145/100 of one percent (1.45%) of the average net assets.


Certain officers and directors of the Fund are also officers or directors or both of other Babson Funds, Jones & Babson, Inc. or David L. Babson & Co. Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.


David L. Babson & Co. Inc. is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David
L. Babson & Co. Inc., under the Investment Company Act of 1940.

The current Management Agreement between the Fund and Jones & Babson, Inc., which includes the Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Co. Inc., will continue in effect until October 31, 1996, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party.


GENERAL INFORMATION AND HISTORY

The Fund, incorporated in Maryland on February 5,
1991, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so:
(1) election of directors; (2) approval of continuance of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund may use the name "Babson" in its name so long as Jones & Babson, Inc. is continued as manager and David L. Babson & Co. Inc. as its investment counsel. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones & Babson, Inc.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.


DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions from net investment income and from capital gains realized on the sale of securities, if any, will be declared annually on or before December 31. Dividend and capital gains distributions will be reinvested auto-matically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

The Fund has qualified and intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by the Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of the Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by the Fund as to federal tax status of dividends and distributions paid by the Fund. Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

The Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, the Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each November 30; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the

Fund, that their Social Security or Taxpayer Identification
Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN
TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN
INVESTMENT IN THE FUND.


SHAREHOLDER SERVICES

The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See "Telephone Investment Service."

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Babson Funds to an identically registered account in any other fund in the Babson Group except Babson Enterprise Fund, Inc. according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Fund's manager, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Fund and its manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans - Jones & Babson, Inc. offers a defined contribution prototype plan - The Universal Retirement Plan - which is suitable for all who are self-employed, including sole proprietors, partnerships, and corporations. The Universal Prototype includes both money purchase pension and profit-sharing plan options.

Individual Retirement Accounts - Also available is an Individual Retirement Account (IRA). The IRA uses the IRS model form of plan and provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($2,250 if a spousal IRA is established), some or all of which may be deductible. Consult your tax adviser concerning the amount of the tax deduction, if any.

Simplified Employee Pensions (SEPs) - The Jones & Babson IRA may be used with IRS Form 5305 - SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.


SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area
471-5200.

Shareholders may address written inquiries to the Fund at:

Babson Enterprise Fund II, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, MO 64108


INDEPENDENT AUDITORS

ERNST & YOUNG LLP
Kansas City, Missouri


LEGAL COUNSEL

STRADLEY, RONON, STEVENS & YOUNG
Philadelphia, Pennsylvania

JOHN G. DYER
Kansas City, Missouri


CUSTODIAN

UMB BANK, n.a.
Kansas City, Missouri


TRANSFER AGENT

JONES & BABSON, INC.
Kansas City, Missouri

PART B

BABSON ENTERPRISE FUND II,
INC.

STATEMENT OF ADDITIONAL
INFORMATION


March 31, 1996

	This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated March 31, 1996. To obtain the Prospectus please call the Fund toll-free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200.


TABLE OF CONTENTS

	Investment Objective and Policies
	Portfolio Transactions
	Investment Restrictions
	Performance Measures
	How the Fund's Shares are Distributed
	How Share Purchases are Handled
	Redemption of Shares
	Signature Guarantees
	Management and Investment Counsel
	How Share Price is Determined
	Officers and Directors
	Custodian
	Independent Auditors
	Other Jones & Babson Funds
	Financial Statements

INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

All assets of the Fund will be invested in marketable securities composed principally of common stocks and securities convertible into common stock. Necessary reserves will be held in cash or high-quality short-term debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase agreements. The Fund retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable. Normally, however, the Fund will maintain at least 80% of the portfolio in common stocks. There are no restrictions or guidelines regarding the investment of Fund assets in shares listed on an exchange or traded over-the-counter.

The overall income return on the Portfolio may be low because smaller companies frequently need to retain all or most of their profits to finance their growth. Thus, a number of the stocks held by the Fund will have small dividend yields, or none. If the companies are successful, this plow-back of earnings and internal financing of growth without the need to issue additional shares ultimately should enhance the companies' per share earnings and dividend capability and make their shares more attractive in the marketplace.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by Jones & Babson, Inc. pursuant to recommendations by David L. Babson & Co. Inc.
Officers of the Fund and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Fund, in purchasing and selling portfolio sec-urities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.
Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. Substantially all of the portfolio transactions are through brokerage firms which are members of the New York Stock
Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities
Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and Jones & Babson, Inc.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agents in the purchase of the Fund's shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager and its investment coun-sel in serving other clients, as well as the Fund.
Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio
Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.

The Fund will not: (1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations nor invest 25% or more of the Fund's total assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets
(computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least
3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

	In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various states, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange; (2) write put or call options; (3) invest in oil, gas and other mineral leases or arbitrage transactions; (4) purchase or sell real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or
(5) purchase securities of issuers which the company is restricted from selling to the public without registration under the Securities Act of 1933, including Rule
144(a) securities.

Certain states also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the
Fund in units or attached to securities may be deemed to be without value for purposes of this limitation.

PERFORMANCE MEASURES

Total Return

The Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange
Commission. The formula can be expressed as follows:

P(1+T)n	=	ERV

Where:	P	=	a hypothetical initial payment
of $1000

T	=	average annual total return

n	=	number of years

ERV	=	Ending Redeemable Value of a
hypothetical $1000 payment
made at the beginning of the 1,
5, or 10 year (or other) periods
at the end of the 1,5, or 10 year
(or other) periods (or fractional
portions thereof);


The table below shows the average total return for the Fund for the specified periods.

For the one year	 12/1/94-11/30/95	19.11%

From commencement of
 operation to 11/30/95*		11.86%
____________________________________________
*The Fund commenced operation August 5, 1991.


HOW THE FUND'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of the Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 1996, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's Board of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole distributor of the shares for David L. Babson Growth Fund, Inc.,
D.L. Babson Bond Trust, D.L. Babson Money Market
Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson Value Fund,
Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund, Inc.,
Scout Balanced Fund, Inc., Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc. and Buffalo USA Global Fund, Inc.


HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is received by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account.
There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.
The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Fund's Board of Directors under the following conditions authorized by the Investment
Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange
Commission may by order permit for the protection of the Fund's shareholders.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss.
Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s), on:

(1)	a written request for redemption,

(2)	a separate instrument of assignment, which
should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers), or

(3)	all stock certificates tendered for redemption.

MANAGEMENT AND INVESTMENT COUNSEL


As a part of the Management Agreement, Jones &
Babson, Inc. employs at its own expense David L.
Babson & Co. Inc., as its investment counsel.  David L.
Babson & Co. Inc. was founded in 1940 as a private investment research and counseling organization. On
June 30, 1995, David L. Babson & Co. Inc. became a wholly-owned subsidiary of Massachusetts Mutual Life
Insurance Company.  David L. Babson & Co. Inc.
serves individual, corporate and other institutional clients. It participates with Jones & Babson in the management of nine Babson no-load mutual funds, in addition to Scout Money Market Fund and Scout Tax-
Free Money Market Fund.

The aggregate management fees paid to Jones &
Babson, Inc.  during the most recent fiscal year ended
November 30, 1995, and from which Jones & Babson,
Inc. paid all the Fund's expenses except those payable directly by the Fund, were $528,499. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

David L. Babson & Co. Inc. has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of David L. Babson &
Co. Inc., is included in the services of Jones & Babson, Inc. During the most recent fiscal year ended
November 30, 1995, Jones & Babson, Inc. paid David
L. Babson & Co. Inc. fees amounting to $249,249.


HOW SHARE PRICE IS DETERMINED

The net asset value per share of the Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Year's Day	January 1
Presidents' Holiday	Third Monday
	in February
Good Friday	Friday before Easter
Memorial Day	Last Monday
	in May
Independence Day	July 4
Labor Day	First Monday
	in September
Thanksgiving Day	Fourth Thursday
	in November
Christmas Day	December 25

OFFICERS AND DIRECTORS

The Fund is managed by Jones & Babson, Inc.
subject to the supervision and control of the Board of Directors. The following table lists the Officers and Directors of the Fund. Unless noted otherwise, the address of each Officer and Director is Three Crown
Center, 2440 Pershing Road, Suite G-15, Kansas City,
Missouri 64108. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.


*	Larry D. Armel, President and Director.
President and Director, Jones & Babson, Inc., David
L. Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Value Fund, Inc., Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc; Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market
Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund, Inc.;
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.; President and Trustee of D.L.
Babson Bond Trust.

Francis C. Rood, Director.
Retired, 6429 West 92nd Street, Overland Park,
Kansas 66212.  Formerly, Group Vice President-
Administration, Hallmark Cards, Inc.; Director,
David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund, Inc.;
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.; Trustee of D.L. Babson Bond
Trust.

William H. Russell, Director.
Financial consultant, 645 West 67th Street, Kansas
City, Missouri 64113; Director, David L. Babson
Growth Fund, Inc.,  D.L. Babson Money Market
Fund, Inc., D.L. Babson Tax-Free Income Fund,
Inc., Babson Enterprise Fund, Inc., Babson Value
Fund, Inc., Shadow Stock Fund,  Inc., Babson-
Stewart Ivory International Fund, Inc.; Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global
Fund, Inc.; Trustee of D.L. Babson Bond Trust.

H. David Rybolt, Director.
Consultant, HDR Associates, P.O. Box 2468,
Shawnee Mission, Kansas 66202; Director, David L.
Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Value Fund, Inc., Shadow Stock Fund, Inc.; Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global
Fund, Inc.; Trustee of D.L. Babson Bond Trust.


____________________________________________

*Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.

P. Bradley Adams, Vice President and Treasurer.
Vice President and Treasurer, Jones & Babson, Inc.,
David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., D. L.
Babson Bond Trust; Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund, Inc.,
Scout Balanced Fund, Inc; Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.

Michael A. Brummel, Vice President, Assistant
Secretary and Assistant Treasurer.
Vice President, Jones & Babson, Inc., David L. Babson
Growth Fund, Inc., D.L. Babson Money Market Fund,
Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Value Fund, Inc.,
Shadow Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond Trust;
Vice President, Assistant Secretary and Assistant
Treasurer, Scout Stock Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional Fund, Inc.,
Scout WorldWide Fund, Inc, Scout Balanced Fund,
Inc; Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.

Martin A. Cramer, Vice President and Secretary.
Vice President and Secretary, Jones & Babson, Inc.,
David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., D.L.
Babson Bond Trust; Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund, Inc.,
Scout Balanced Fund, Inc; Buffalo Balanced Fund,
Inc., Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.


David G. Kirk, Vice President
Senior Vice President and Director, David L. Babson
& Co. Inc., One Memorial Drive, Cambridge,
Massachusetts   02142.  Vice President-Portfolio,
David L. Babson Growth Fund, Inc.  Vice President,
Babson Enterprise Fund, Inc., Babson Value Fund, Inc.

Lance F. James, Vice President-Portfolio
Vice President, David L. Babson & Co. Inc., One
Memorial Drive, Cambridge, Massachusetts 02142.

Peter C. Schliemann, Vice President-Portfolio.
Senior Vice President and Director, David L. Babson
& Co. Inc., One Memorial Drive, Cambridge,
Massachusetts 02142; Vice President - Portfolio,
Babson Enterprise Fund, Inc.

None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreement.

Messrs. Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with, either Jones &
Babson, Inc. or David L. Babson & Co. Inc.

The Audit Committee of the Board of Directors is composed of Messrs. Rood, Russell and Rybolt.

The Officers and Directors of the Fund as a group own less than 1% of the Fund.

The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25 percent of all the votes entitled to be cast at the meeting. The Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

The Fund's assets are held for safekeeping by an independent custodian, UMB Bank,n.a. This means the bank, rather than the Fund, has possession of the Fund's cash and securities. The custodian bank is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There is no charge to the Fund.

INDEPENDENT AUDITORS

The Fund's financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst &
Young LLP, One Kansas City Place, 1200 Main Street,
Suite 2000, Kansas City, Missouri 64105, are the
Fund's present independent auditors.

Reports to shareholders will be published at least semiannually.

OTHER JONES & BABSON FUNDS

The Fund is one of nine no-load funds comprising the Babson Mutual Fund Group managed by Jones &
Babson, Inc. in association with its investment counsel, David L. Babson & Co. Inc. The other funds are:

EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC. was
organized in 1960 with the objective of long-term growth of both capital and dividend income through investment in the common stocks of well-managed companies which have a record of long term above-average growth of both earnings and dividends.

BABSON ENTERPRISE FUND, INC. was
organized in 1983 with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies with market capital of $15 million to $300 million at the time of purchase. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. This Fund is currently closed to new shareholders.

BABSON VALUE FUND, INC. was organized in
1984 with the objective of long-term growth of capital and income by investing in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets.

SHADOW STOCK FUND, INC. was organized in
1987 with the objective of long-term growth of capital that can be exposed to above-average risk in anticipation of greater-than-average rewards. The
Fund expects to reach its objective by investing in small company stocks called "Shadow Stocks," i.e., stocks that combine the characteristics of "small stocks" (as ranked by market capitalization) and "neglected stocks" (least held by institutions and least covered by analysts).

BABSON-STEWART IVORY INTERNATIONAL
FUND, INC. was organized in 1987 with the objective of seeking a favorable total return (from market appreciation and income) by investing primarily in a diversified portfolio of equity securities
(common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United
States.

FIXED INCOME FUNDS

D.L. BABSON BOND TRUST was organized in
1944, and has been managed by Jones & Babson, Inc.
since 1972, with the objective of a high level of current income and reasonable stability of principal.
It offers two portfolios - Portfolio L and Portfolio S.

D.L. BABSON MONEY MARKET FUND, INC.
was organized in 1979 to provide investors the opportunity to manage their money over the short term by investing in high-quality short-term debt instruments for the purpose of maximizing income to the extent consistent with safety of principal and maintenance of liquidity. It offers two portfolios -
Prime and Federal. Money market funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that the funds will maintain a stable net asset value.

D.L. BABSON TAX-FREE INCOME FUND, INC.
was organized in 1979 to provide shareholders the highest level of regular income exempt from federal income taxes consistent with investing in quality municipal securities. It offers three separate high-quality portfolios (including a money market portfolio) which vary as to average length of maturity.
Income from the Tax-Free Money Market portfolio may be subject to state and local taxes as well as the Alternative Minimum Tax.
A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., Three Crown Center, 2440
Pershing Road, Suite G-15, Kansas City, Missouri
64108.


Jones & Babson, Inc. also sponsors seven mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial
Corporation.  They are Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund, Inc., and
Scout Balanced Fund, Inc.

Jones & Babson, Inc. also sponsors and manages the Buffalo Group of Mutual Funds. They are: Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global
Fund, Inc.

FINANCIAL STATEMENTS

The audited financial statements of the Fund which are contained in the November 30, 1995 Annual
Report to Shareholders are incorporated herein by reference.

                             PART C

                        OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements:

               Herewith are all financial statements and exhibits filed as a part of this registration statement:

               Included in Part A - Prospectus:

                    Per Share Capital and Income Changes

               Included in Part B - Statement of Additional
                                    Information:

                    The audited financial statements contained in the most recent Annual Report to Shareholders of Babson Enterprise Fund II, Inc., are incorporated by reference into Part B. of this Registration Statement.

               Included in Part C - Other Information:

                    Consent of Independent Public Accountants

                    Annual Report to Shareholders of Babson
                    Enterprise Fund, Inc.

          (b)  *(1) Registrant's Articles of Incorporation

               *(2) Registrant's By-laws

                (3) Not applicable, because there is no voting
                    trust agreement

               *(4) Specimen copy of each security to be issued
                    by the registrant

               *(5) (a)  Form of Management Agreement between
                         Jones & Babson, Inc. and the Registrant

                    (b)  Form of Investment Counsel Agreement
                         between Jones & Babson, Inc. and David
                         L. Babson & Co. Inc.

               *(6) Form of principal Underwriting Agreement
                    between Jones & Babson, Inc. and the
                    Registrant

                (7) Not applicable, because there are no pension,
                    bonus or other agreements for the benefit of directors and officers

               *(8) Form of Custodian Agreement between
                    Registrant and United Missouri Bank of Kansas
                    City, N.A.

                (9) There are no other material contracts not
                    made in the ordinary course of business
                    between the Registrant and others

               (10) Opinion and consent of counsel as to the
                    legality of the registrant's securities being registered. (To be supplied annually pursuant to Rule 24f-2 of the Investment Company Act of 1940.)

               (11) The consent of Ernst & Young,
                    Independent Public Accountants.

               (12) Not applicable.

              *(13) Form of letter from contributors of initial
                    capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

               (14) Not applicable.

               (15) Not applicable.

              *(16) Schedule for computation of performance
                    quotations.

              *(17) Copies of Powers of Attorney pursuant to Rule
                    402(c).

          * Previously filed on Form N-1A and herein incorporated by reference

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
          REGISTRANT.

               NONE

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

          The number of record holders of each class of securities of the Registrant as of March 8, 1996, is as follows:

                    (1)                           (2)
               Title of class          Number of Record Holders

               Common Stock
               $1.00 par value                   2,931

Item 27.  INDEMNIFICATION.

          Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

           (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in
          Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

          (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

          No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          The principal business of Jones & Babson, Inc. is the management of the Babson family of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors.

          The principal business of David L. Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients. David L. Babson & Co. Inc. and its affiliates have $4 billion under management, of which $2.4 billion is securities and $1.6 billion is real estate.

Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., UMB Stock Fund, Inc., UMB Bond Fund, Inc., UMB Money Market Fund, Inc. and UMB Tax-Free Money Market Fund, Inc. and UMB Qualified Dividend Fund, Inc.

          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal  Position and Offices   Positions and Offices
_Business Address_  __with Underwriter__   ___with Registrant___

Stephen S. Soden    Chairman and Director     None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Larry D. Armel      President and Director    President and
Three Crown Center                            Director
2440 Pershing Road
Kansas City, MO 64108

Giorgio Balzer      Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

J. William Sayler   Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Edward S. Ritter    Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Robert N. Sawyer    Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Vernon W. Voorhees  Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

P. Bradley Adams    Vice President            Vice President
Three Crown Center  and Treasurer             and Treasurer
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

Michael A Brummel   Vice President            Vice President
Three Crown Center
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

Martin A. Cramer    Vice President            Vice President
Three Crown Center  and Secretary             and Secretary
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

          (c) The principal underwriter does not receive any remuneration or compansation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.  LOCATION_OF_ACCOUNTS_AND_RECORDS.

          Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT_SERVICES.

          All management services are covered in the management agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

Item 32.  UNDERTAKINGS.

          Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by
          Section 16(c) of the Investment Company Act of 1940, as amended.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 13th day of March, 1996.

                              BABSON ENTERPRISE FUND II, INC.
                   ________________________________________
                                       (Registrant)

                        By      Larry D. Armel
                                (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #7 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Larry D. Armel           President,               March 13, 1996
Larry D. Armel           Principal Executive
                         Officer, and Director

H. David Rybolt          Director                 March 13, 1996
H. David Rybolt*

William H. Russell       Director                 March 13, 1996
William H. Russell*

Francis C. Rood          Director                 March 13, 1996
Francis C. Rood*

P. Bradley Adams         Treasurer and            March 13, 1996
P. Bradley Adams         Principal Financial
                         and Accounting Officer

                        *Signed pursuant to Power of Attorney


                         By Larry D. Armel
                                  Attorney-in Fact

                   REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities
Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer             Attorney                 March 13, 1996
John G. Dyer


Consent of Independent Auditors

We consent to the references to our firm under the captions "Financial Highlights" and "Independent Auditors" and to the incorporation by reference of our report dated December 28, 1995 in this post-effective amendment to the Registration Statement (Form N-1A) and related Prospectus of Babson Enterprise Fund II, Inc. filed with the Securities and Exchange Commission under the Securities Act of 1933.

                                         Ernst & Young LLP
                                         Ernst & Young LLP

Kansas City, Missouri
March 13. 1996